EIP Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 76,697	$ 50,072
Unbilled EIP receivables	31,750	22,165	$ 22,421
Unbilled EIP receivables long term	35,760	21,216
Nueva Tel
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross amount	$ 4,200	$ 2,100
Nueva Tel | Bolivia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	18 months
2degrees | Securitized receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled EIP receivables	$ 10,700
Unbilled EIP receivables long term	11,000
2degrees | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding financing obligation	$ 16,400
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables weighted average imputed interest rates	7.44%	6.63%
Maximum [Member] | 2degrees | New Zealand
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment period for certain wireless subscribers	36 months